Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net	PROPERTY, PLANT AND EQUIPMENT, NET

The following table presents the components of property, plant and equipment, net as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Cost (1):
Land, buildings and leasehold improvements (2)	$796,676	$756,767
Instruments, machinery and equipment (3)	1,362,488	1,270,259
Office furniture and other	101,612	112,297
Motor vehicles and airplanes	51,890	55,947
	2,312,666	2,195,270
Accumulated depreciation	(1,546,134)	(1,508,650)
Depreciated cost	$766,532	$686,620

Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 amounted to $101,087, $91,731 and $85,449, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $12,461 and $15,492 as of December 31, 2019 and 2018, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,771,000 square feet	1,050,000 square feet	1,078,000 square feet
Leased	6,559,000 square feet	784,000 square feet	568,000 square feet

(a)	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.

(b)	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primary in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.

(3)
Includes equipment produced by the Company for its own use in the aggregate amount of $118,371 and $120,093 as of December 31, 2019 and 2018, respectively, and capitalized costs related to the new ERP system (see Note 2N).

As for liens on assets – see Notes 21G and 21H.